Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 4,980.5	$ 4,019.4
Percentage Of Total Reinsurance Recoverables	100.00%	100.00%
Prepaid reinsurance premiums	$ 457.6	$ 368.1
Percentage Of Total Prepaid Reinsurance Premiums	100.00%	100.00%
Commercial Lines reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,518.4	$ 753.2
Percentage Of Total Reinsurance Recoverables	31.00%	19.00%
Prepaid reinsurance premiums	$ 198.2	$ 134.5
Percentage Of Total Prepaid Reinsurance Premiums	43.00%	37.00%
Property reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 345.8	$ 261.7
Percentage Of Total Reinsurance Recoverables	7.00%	7.00%
Prepaid reinsurance premiums	$ 13.3	$ 11.7
Percentage Of Total Prepaid Reinsurance Premiums	3.00%	3.00%
Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 7.2	$ 7.1
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Non State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,871.4	$ 1,022.0
Percentage Of Total Reinsurance Recoverables	38.00%	26.00%
Prepaid reinsurance premiums	$ 211.5	$ 146.2
Percentage Of Total Prepaid Reinsurance Premiums	46.00%	40.00%
State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 3,109.1	$ 2,997.4
Percentage Of Total Reinsurance Recoverables	62.00%	74.00%
Prepaid reinsurance premiums	$ 246.1	$ 221.9
Percentage Of Total Prepaid Reinsurance Premiums	54.00%	60.00%
State Reinsurance Plans | Michigan Catastrophic Claims Association
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,364.0	$ 2,428.8
Percentage Of Total Reinsurance Recoverables	47.00%	60.00%
Prepaid reinsurance premiums	$ 26.7	$ 33.3
Percentage Of Total Prepaid Reinsurance Premiums	6.00%	9.00%
State Reinsurance Plans | Commercial Auto Insurance Procedures Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 529.0	$ 397.8
Percentage Of Total Reinsurance Recoverables	11.00%	10.00%
Prepaid reinsurance premiums	$ 111.2	$ 84.7
Percentage Of Total Prepaid Reinsurance Premiums	24.00%	23.00%
State Reinsurance Plans | North Carolina Reinsurance Facility
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 118.7	$ 88.6
Percentage Of Total Reinsurance Recoverables	2.00%	2.00%
Prepaid reinsurance premiums	$ 44.4	$ 41.9
Percentage Of Total Prepaid Reinsurance Premiums	10.00%	11.00%
State Reinsurance Plans | Florida Hurricane Catastrophe Fund
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 81.3	$ 54.8
Percentage Of Total Reinsurance Recoverables	2.00%	1.00%
Prepaid reinsurance premiums	$ 0.0	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
State Reinsurance Plans | Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2.2	$ 3.2
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 1.4	$ 1.3
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Federal Reinsurance Plans | National Flood Insurance Program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 13.9	$ 24.2
Percentage Of Total Reinsurance Recoverables	0.00%	1.00%
Prepaid reinsurance premiums	$ 62.4	$ 60.7
Percentage Of Total Prepaid Reinsurance Premiums	14.00%	17.00%